Disclosure of financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments and management of financial risks
Schedule of maturity profile of the financial liabilities based on contractual undiscounted payments

	less than
	3 months	3 to 12 months	1 to 5 years	> 5 years	Total
2022	EUR k	EUR k	EUR k	EUR k	EUR k
Contractual commitments	—	(49,923)	(24,377)	—	(74,300)
Lease liabilities (Note 4.2)	(1,834)	(5,413)	(25,693)	(21,783)	(54,723)
Other liabilities (Note 12)	(21,603)	(19,844)	(62,286)	(20)	(103,753)
Trade and other payables (Note 11)	(68,786)	(4,677)	—	—	(73,463)
Total	(92,223)	(79,857)	(112,356)	(21,803)	(306,239)

	less than
	3 months	3 to 12 months	1 to 5years	> 5 years	Total
2021	EUR k	EUR k	EUR k	EUR k	EUR k
Contractual commitments	—	(163,557)	—	—	(163,557)
Lease liabilities (Note 4.2)	(850)	(4,183)	(21,649)	(10,331)	(37,013)
Other liabilities (Note 12)	(79,927)	(80,116)	(10,018)	(12)	(170,073)
Trade and other payables (Note 11)	(99,035)	(638)	(28,030)	—	(127,703)
Total	(179,812)	(248,494)	(59,697)	(10,343)	(498,346)

Schedule of exposure in (foreign) currency

	2022 (in thousands)
Cash and cash equivalents	106,566	EUR	113,664	USD
Trade and other receivables	—	EUR	—	USD
Total monetary assets in foreign currency	106,566	EUR	113,664	USD
Trade and other payables	26,232	EUR	27,979	USD
	87	EUR	77	GBP
	13	EUR	13	CHF
Total monetary liabilities in foreign currency	26,332	EUR

	2021 (in thousands)
Cash and cash equivalents	51,363	EUR	58,174	USD
Trade and other receivables	182	EUR	206	USD
Total monetary assets in foreign currency	51,545	EUR	58,380	USD
Trade and other payables	52,594	EUR	59,568	USD
	19	EUR	20	CHF
Total monetary liabilities in foreign currency	52,613	EUR

Net exposure in USD

2021 (1 EUR= 1.1326 USD)	2022 (1 EUR = 1.0666 USD)
EUR -3,964k from USD -4,490k	EUR 77,649k from USD 82,822k